Consolidated Statements of Shareholders' Equity (USD $)	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Statutory Reserves [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]
Stockholders' Equity, Beginning Balance at Jun. 30, 2009	$ 15,770,449	$ 32,080	$ 0	$ 8,564,028	$ 6,184,359	$ 363,063	$ 626,919	$ 0
Common Stock, Shares, Outstanding	5,438,232	5,438,232
Net income	3,244,925	0	0	0	3,244,925	0	0	0
Foreign currency translation adjustment	97,297	0	0	0	0	0	97,297	0
Adjustment to statutory reserves	0	0	0	0	(533,977)	533,977	0	0
Issuance of warrants	5,900	0	0	5,900	0	0	0	0
Stock option expense	441,232	0	0	441,232	0	0	0	0
Repurchase of common stock	0
Stockholders' Equity, Ending Balance at Jun. 30, 2010	19,559,803	32,080	0	9,011,160	8,895,307	897,040	724,216	0
Common Stock, Shares, Outstanding	5,438,232	5,438,232
Non-controlling equity interests in subsidiaries	2,443,127	0	0	0	0	0	0	2,443,127
Net income	870,021	0	0	0	1,420,386	0	0	(550,365)
Foreign currency translation adjustment	850,559	0	0	0	0	0	830,082	47,477
Adjustment to statutory reserves	0	0	0	0	(532,818)	532,818	0	0
Stock option expense	270,592	0	0	270,592	0	0	0	0
Repurchase of common stock	(503,602)	0	(503,602)	0	0	0	0	0
Stockholders' Equity, Ending Balance at Jun. 30, 2011	$ 23,490,500	$ 32,080	$ (503,602)	$ 9,281,752	$ 9,782,875	$ 1,429,858	$ 1,527,298	$ 1,940,239